Schedule of Property and Equipment (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 3,729,404	$ 5,104,326	$ 5,068,850
Less: Accumulated depreciation	(1,010,268)	(948,651)	(494,768)
Property and equipment, net	2,719,136	4,155,675	4,574,082
Property and equipment, net	2,719,136	4,155,675	4,574,082
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	323,281	323,281	323,281
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	1,177,280	1,087,679	1,052,203
Land, Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	1,650,000	3,150,000
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 578,843	543,366	543,366
HDGLV [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 3,150,000	$ 3,150,000